Severance Costs (Tables)	3 Months Ended
Mar. 31, 2021
Severance Costs
Restructuring and Related Costs

Severance costs in the condensed consolidated statements of operations were as follows (in thousands):

	Three Months Ended March 31, 2020
	Corporate	Other	Total
Cost of sales	$—	$8	$8
Selling and administrative expenses	170	—	170
Total severance costs	$170	$8	$178